INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventories
INVENTORIES

The inventories balance consists of:

	At December 31	At December 31
(in thousands)	2020	2019

Uranium concentrates	$—	$526
Inventory of ore in stockpiles	2,098	2,098
Mine and mill supplies in MLJV	3,015	2,826
	$5,113	$5,450

Inventories-by balance sheet presentation:
Current	$3,015	$3,352
Long term-ore in stockpiles	2,098	2,098
	$5,113	$5,450

In 2020, the Company sold all of its uranium concentrate inventory.

Long-term ore in stockpile inventory represents an estimate of the amount of ore on the stockpile in excess of the next twelve months of planned mill production.